UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 31, 2016 – November 30, 2017

Item 1: Reports to Shareholders

0448435, v0.63

Annual Report | November 30, 2017

Vanguard New York Tax-Exempt Funds

Vanguard New York Municipal Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
Results of Proxy Voting.	11
New York Municipal Money Market Fund.	13
New York Long-Term Tax-Exempt Fund.	32
About Your Fund’s Expenses.	84
Glossary.	86

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended November 30, 2017, Vanguard New York Long-Term Tax-Exempt Fund returned close to 6%. That put the fund well ahead of its benchmark and more than a percentage point ahead of its peer-group average. Vanguard New York Municipal Money Market Fund returned 0.67%, outpacing the average return of its peers.

• Demand for municipal bonds rebounded from a slump after the 2016 U.S. presidential election. Even though supply in New York picked up during the calendar year, prices rose as cash flowed into this asset class.

• Money market returns rose in response to the Federal Reserve’s three interest rate increases during the period.

• Please note that the Long-Term Fund will adjust its security selection parameters in March. This change is addressed in the Advisor’s Report on page 7.

Total Returns: Fiscal Year Ended November 30, 2017
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Municipal Money Market Fund	0.84%	1.63%	0.67%	0.00%	0.67%
New York Tax-Exempt Money Market Funds
Average					0.25
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.17%	4.20%	3.30%	2.46%	5.76%
Admiral™ Shares	2.27	4.40	3.41	2.46	5.87
Bloomberg Barclays NY Municipal Bond Index					5.30
New York Municipal Debt Funds Average					4.48

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New York Municipal Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the 2017 maximum federal tax rate of
43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended November 30, 2017
Average
Annual Return
New York Municipal Money Market Fund	0.38%
New York Tax-Exempt Money Market Funds Average	0.25
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
New York Long-Term Tax-Exempt Fund Investor Shares	4.31%
Bloomberg Barclays NY Municipal Bond Index	4.32
New York Municipal Debt Funds Average	3.80
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Municipal Money Market Fund	0.16%	—	0.17%
New York Long-Term Tax-Exempt Fund	0.19	0.09%	0.94

The fund expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended November 30, 2017, the funds’ expense ratios were: for the New York Municipal Money Market Fund, 0.16%;
and for the New York Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the New York Municipal Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term
Tax-Exempt Fund, New York Municipal Debt Funds. In most, if not all, cases, the expense ratios for the funds in the money market peer group are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market fund’s expense ratio in the table above does not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

In my more than 30 years at Vanguard, I’ve seen both the best and worst that the markets have to offer.

A bullish start

The first part of my tenure, from 1986 through 1999, coincided with one of the greatest bull markets in stocks and bonds. To be sure, there were disruptions along the way, including the 1987 stock market crash and the 1997 Asian financial crisis. But the overall experience was that of a seemingly tireless bull, with investors earning robust returns.

U.S. stocks climbed an average of about 19% a year during that period, and U.S. bonds rose almost 9%.1

Of course, I paid close attention to such sound investing practices as choosing the right asset allocation, rebalancing in a disciplined fashion, thinking long-term, and—especially important—keeping costs low. But even investors who didn’t focus on these were doing well. It seemed hard to go wrong when everything was going right.

A tough second half

During the second part of my tenure, the markets have been more challenging. We’ve seen two severe corrections: the 2001–2002 dot-com bust and the brutal 2008–2009 Global Financial Crisis.

1 For calendar years 1986 through 1999, as measured by the Standard & Poor’s 500 Index and the Bloomberg Barclays U.S. Aggregate
Bond Index.

Markets have clearly performed well over the years since the crisis, but they’ve done so against a backdrop of heightened uncertainty fueled by postcrisis regulatory changes and unprecedented monetary policy stimulus—not to mention stubbornly low economic growth, wage increases, and inflation.

Those factors are reflected in the far more modest market returns from 2000 through 2016: U.S. stocks gained an average of about 6% a year and U.S. bonds about 5%.2

In this more volatile, lower-return environment, those sound investing practices that may not have mattered to some investors in the earlier period actually mattered an awful lot.

What might the future hold?

No one can say for certain what lies ahead for the markets. However—and I realize this isn’t necessarily what investors want to hear—there are signs pointing to an increasingly challenging environment for both stocks and bonds.

Market Barometer
		Average Annual Total Returns
	Periods Ended November 30, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	22.61%	10.73%	15.69%
Russell 2000 Index (Small-caps)	18.34	11.14	15.02
Russell 3000 Index (Broad U.S. market)	22.27	10.75	15.63
FTSE All-World ex US Index (International)	27.59	6.18	7.46

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.21%	2.11%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.58	2.79	2.55
Citigroup Three-Month U.S. Treasury Bill Index	0.77	0.34	0.21

CPI
Consumer Price Index	2.20%	1.46%	1.39%

2 For calendar years 2000 through 2016, as measured by the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Our economists recently issued Vanguard’s economic and market outlook for 2018. The report is packed with valuable insights about the global economy, inflation, interest rates, monetary policy, stock valuations, and bond yields. (You can read it at vanguard.com/research.)

A key takeaway is that investors should anticipate more “muted”—that’s economist-speak for “lower”—portfolio returns over the next ten years.

Given that outlook, the sound investing practices we’ve long promoted—diversification, rebalancing, discipline, and minimizing of costs—will be even more important for investment success. That’s true whether you’re an individual investor, an institutional investor, or an advisor working with clients.

Expectations for market returns

To develop Vanguard’s outlook, our economists use a proprietary statistical model that looks at a variety of inputs—valuations in particular—to run simulations over extended periods.* The output from the model includes ranges of potential returns from various asset classes and the probabilities of those outcomes.

For global stocks, the model projects that average annual returns over the next ten years could fall anywhere between roughly 0% and more than 10%, with the most likely outcome being 4.5%–6.5%. That range is far from a certainty, but for planning purposes, it’s a solid starting point. And it’s significantly lower than stocks’ long-term historical return of about 10% per year. Largely because of elevated valuations, the projected return range for U.S. stocks over the next ten years is even lower, at 3%–5%.

As for bonds, we expect action by the Federal Reserve and other major central banks to push yields a little higher, especially for shorter-term bonds. That upward movement would weigh on bond prices. Investors, though, would end up earning a little more income, which over time should more than offset any price declines.

The most likely range of average annual returns for global bonds over the next ten years is 2%–3%, according to our model. That’s also significantly lower than the long-term annual historical return of more than 5%.

* IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time. For more information, see the next page.

Being a silent partner isn’t enough

One of our senior investment strategists, Fran Kinniry, likes to say that investing is a partnership between you and the markets. Over the last 30 years, the markets have done much of the work for us. But if our outlook for muted returns is borne out, investors will likely have to do more of the heavy lifting. To stretch the analogy, you’ll need to become the majority partner.

I know that’s easier said than done. But boosting savings—putting an extra percent or two away each year for retirement, or, if you’ve already retired, drawing down savings a little more slowly—is within your control. These sacrifices can help offset slimmer returns and pay off for you in greater long-term financial security.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 14, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital
Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Advisor’s Report

For the 12 months ended November 30, 2017, Vanguard New York Long-Term Tax-Exempt Fund returned 5.76% for Investor Shares and 5.87% for Admiral Shares. Those results were better than the 5.30% return of its benchmark, the Bloomberg Barclays New York Municipal Bond Index, which includes bonds across the maturity spectrum. The fund’s returns also surpassed the 4.48% average return of its peers.

Vanguard New York Municipal Money Market Fund returned 0.67%; the average return of its peers was 0.25%.

The Long-Term Fund’s 30-day SEC yield rose and then fell, finishing the period little changed. The Money Market Fund’s 7-day SEC yield climbed from 0.44% to 0.84%.

The funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, only the Money Market Fund owned such securities.

Please note that Vanguard is planning to adjust the security selection parameters for the New York Long-Term Fund’s investable universe at the end of March. We are making this change across our state municipal bond fund lineup. Under the new parameters, we will seek to maintain at least 80% of the fund’s assets invested in investment-grade securities and no more than 20% in non-investment-grade securities at the time of purchase. The previous security selection policy required 75% in securities rated A or better, up to

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	November 30,
Maturity	2016	2017
2 years	1.16%	1.57%
5 years	1.85	1.76
10 years	2.52	2.15
30 years	3.26	2.79
Source: Vanguard.

20% in securities rated BBB, and only 5% in non-investment-grade securities. The new parameters provide greater flexibility with respect to investment selection, and may result in a higher risk profile for the fund.

The investment environment

The period began with a surge of optimism about the Trump administration’s agenda on taxes, infrastructure spending, and greater deregulation—all of which were expected to spark economic growth. That prompted some investors to turn toward riskier assets, causing bond prices to slump while many stock market indexes soared to record highs.

The outlook dimmed a little in the new year, however, as it became clear that the slate of policy initiatives could prove harder to implement than anticipated. Moreover, inflation continued to disappoint, with weak readings continuing longer than expected and wage gains remaining modest despite a strong labor market. Bonds returned to favor, with prices of longer-dated and lower-rated bonds ending the period significantly higher.

The macroeconomic backdrop remained positive. GDP growth held fairly steady and solid job creation helped push the national unemployment rate to a 17-year low of 4.1%. The housing and manufacturing sectors recorded decent growth as well.

Those developments likely played a part in the Federal Reserve’s decisions to raise rates three times during the period, lifting its target range to 1%–1.25%, and to start reducing its $4.5 trillion balance sheet in October. (The Fed raised rates again in December 2017, to 1.25%–1.5%, after the close of the funds’ fiscal year.)

New York’s economy grew a little more slowly than the U.S. economy as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for the Empire State rose by less than 2% from November 2016 through October 2017, the latest month for which data are available, while the increase at the national level was well over 2%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

New York’s overall credit profile remains stable. The state budget for fiscal year 2018 was passed ten days after the start of the period but kept spending growth to a targeted limit of 2% for the seventh consecutive year, even with some significant increases in spending for education. While state tax revenues were lower than had been budgeted for, that was largely offset by proceeds from various settlements with banks.

Although muni bond issuance at the national level dipped compared with the prior period, New York issuance from January through November was up a little. It nevertheless continued to meet with solid demand given the state’s relatively high income tax rates.

Management of the funds

The bond fund maintained a structural overweight to securities toward the long end of the yield curve compared with its benchmark, which spans all maturities. That stance helped relative performance as longer-dated securities returned more than their shorter-dated counterparts.

In terms of credit exposure, the fund’s overweight to lower-rated investment-grade securities, and to the A-rated segment in particular, boosted relative performance as well.

Backed by our team of credit analysts, security selection remained another avenue for us to add value. Over the period, selection helped in a number of segments, including local and state general obligation bonds. So did our positioning in certain sectors, including university-revenue and lease/fee-revenue bonds.

Our holdings of premium callable bonds performed well. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and favorable total return potential across many interest rate scenarios.

We had an allocation to very short-term, very liquid securities, which proved a headwind for performance.

In the Money Market Fund, we maintained fairly high levels of liquidity and, notably in the spring, a short weighted average maturity in order to benefit sooner from any rise in rates. We also continued to hold variable-rate demand notes as their coupons reset periodically to reflect the prevailing interest rate environment. That positioning, along with the fund’s low expense ratio, helped us outperform its peer group for the period.

The outlook

In spite of long-term structural challenges, including slowing productivity growth and demographic headwinds, the U.S. economy should break above its long-term potential growth rate of about 2% in 2018.

The unemployment rate has fallen to its lowest level since 2000 and is likely to move even lower. A reemergence of upward pressure on wages, along with stable and broader global growth and some recovery in commodity prices, may cause inflation to clock in stronger than the financial markets currently anticipate. Our long-term inflation outlook, however, remains unchanged.

That backdrop should justify the Fed’s raising rates to at least 2% by the end of 2018. In reducing its balance sheet, the Fed will likely want to stick to the framework and timetable it has laid out, barring unexpected incoming economic data or unintended consequences in the bond market from its tapering.

We have been closely monitoring developments in Washington that could affect municipal bonds. The new tax law contains provisions that will marginally affect the municipal bond market. The largest change is the elimination of issuers’ ability to issue advance refunding bonds (bonds issued to effectively repay existing debt at lower rates). This change is expected to modestly reduce municipal supply in 2018, but the reduction should be offset by the reduced demand from the lowering of personal and corporate tax rates. So we do not expect large changes to the municipal bond market as a result of the tax law changes.

Volatility could well pick up from the very low levels we’ve been experiencing. The list of potential catalysts for that is long and includes an inflation surprise, gridlock over raising the federal government debt ceiling, unfavorable developments in trade negotiations, and a rise in geopolitical tensions.

We nevertheless expect munis to continue to offer relative stability and a steady stream of income. And whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Adam Ferguson, CFA, Portfolio Manager

John P. Grimes, CFA, Portfolio Manager

Vanguard Fixed Income Group

December 22, 2017

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	1,773,956,304	69,400,908	96.2%
Emerson U. Fullwood	1,766,278,817	77,078,394	95.8%
Amy Gutmann	1,767,768,719	75,588,493	95.9%
JoAnn Heffernan Heisen	1,769,336,814	74,020,398	96.0%
F. Joseph Loughrey	1,767,522,757	75,834,454	95.9%
Mark Loughridge	1,772,179,366	71,177,846	96.1%
Scott C. Malpass	1,766,318,133	77,039,079	95.8%
F. William McNabb III	1,769,850,239	73,506,973	96.0%
Deanna Mulligan	1,773,258,091	70,099,120	96.2%
André F. Perold	1,760,236,772	83,120,439	95.5%
Sarah Bloom Raskin	1,769,592,488	73,764,723	96.0%
Peter F. Volanakis	1,771,382,606	71,974,606	96.1%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
New York Long-Term
Tax-Exempt Fund	177,691,462	9,240,327	17,258,808	31,782,691	75.3%
New York Municipal
Money Market Fund	1,236,356,244	96,307,737	52,953,328	221,766,614	76.9%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the SEC, while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
New York Long-Term
Tax-Exempt Fund	181,050,098	8,592,030	14,548,468	31,782,691	76.7%
New York Municipal
Money Market Fund	1,241,395,139	97,488,730	46,733,440	221,766,614	77.2%

New York Municipal Money Market Fund

Fund Profile
As of November 30, 2017

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.84%
Average Weighted
Maturity	39 days

1 The expense ratio shown is from the prospectus dated March 28, 2017, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratio was 0.16%.

New York Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Municipal Money Market
Fund	0.67%	0.19%	0.38%	$10,388
New York Tax-Exempt Money Market
Funds Average	0.25	0.07	0.25	10,251

New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

New York Municipal Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2008	2.32%	1.88%
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.26	0.08
2017	0.67	0.25

7-day SEC yield (11/30/2017): 0.84%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New York Municipal
Money Market Fund	9/3/1997	0.62%	0.17%	0.42%

New York Municipal Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (99.4%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland Suites
LLC Project) VRDO	1.000%	12/7/17 LOC	8,635	8,635
Amherst NY BAN	2.000%	11/8/18	16,000	16,123
1 Battery Park City Authority New York Revenue
TOB VRDO	0.980%	12/1/17 LOC	7,185	7,185
Clarkstown NY Central School District BAN	2.250%	7/27/18	7,000	7,052
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	1.000%	12/7/17 LOC	3,000	3,000
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	1.000%	12/7/17 LOC	3,770	3,770
Commack NY Union Free School District TAN	2.250%	6/27/18	14,200	14,294
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	1.000%	12/7/17 LOC	2,685	2,685
East Greenbush NY Central School District
BAN	2.000%	2/9/18	13,535	13,558
Eastchester NY Union Free School District
BAN	2.250%	9/25/18	23,000	23,225
1 Erie County NY Industrial Development
Agency School Facility Revenue (Buffalo
City School District Project) TOB VRDO	0.990%	12/7/17	6,665	6,665
Fairport NY Central School District BAN	2.500%	6/25/18	11,860	11,951
Franklin County NY Civic Development Corp.
Revenue VRDO	1.000%	12/7/17 LOC	5,000	5,000
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	1.000%	12/7/17 LOC	15,810	15,810
Grand Island NY BAN	2.500%	10/11/18	10,292	10,410
Half Hollow Hills NY Central School District
TAN	2.000%	6/27/18	20,500	20,610

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Harborfields NY Central School District TAN	2.000%	6/22/18	9,000	9,052
	Hauppauge NY Union Free School District TAN	2.000%	6/22/18	8,915	8,955
	Herricks NY Union Free School District TAN	2.250%	6/22/18	7,000	7,048
	Islip NY Union Free School District BAN	2.000%	6/29/18	8,750	8,795
	Kenmore-Tonawanda NY Union Free School
	District BAN	2.000%	6/14/18	10,000	10,045
	Kings Park NY Central School District TAN	2.000%	6/22/18	7,750	7,795
	Kingston NY City School District BAN	2.000%	6/14/18	20,000	20,091
	Lancaster NY Central School District BAN	2.250%	6/14/18	4,575	4,602
	Monroe County NY Industrial Development
	Agency Civic Facility Revenue (Nazareth
	College) VRDO	0.980%	12/7/17 LOC	7,090	7,090
	Nassau County NY Interim Finance Authority
	Sales Tax Revenue VRDO	0.980%	12/7/17	1,475	1,475
	Nassau County NY Interim Finance Authority
	VRDO	0.990%	12/7/17	8,300	8,300
	New Rochelle NY BAN	2.000%	3/2/18	7,058	7,074
	New Rochelle NY City School District BAN	2.500%	7/13/18	19,000	19,155
	New York City NY GO	5.000%	8/1/18	4,000	4,102
[1,2]	New York City NY GO TOB PUT	1.120%	1/18/18	4,910	4,910
1	New York City NY GO TOB VRDO	0.990%	12/7/17	2,265	2,265
1	New York City NY GO TOB VRDO	0.990%	12/7/17	4,825	4,825
1	New York City NY GO TOB VRDO	0.990%	12/7/17	7,500	7,500
	New York City NY GO VRDO	0.940%	12/1/17	1,000	1,000
	New York City NY GO VRDO	0.950%	12/1/17 LOC	3,400	3,400
	New York City NY GO VRDO	0.950%	12/1/17	6,000	6,000
	New York City NY GO VRDO	0.950%	12/1/17	1,800	1,800
	New York City NY GO VRDO	0.970%	12/1/17 LOC	5,700	5,700
	New York City NY GO VRDO	0.970%	12/1/17 LOC	8,985	8,985
	New York City NY GO VRDO	0.980%	12/1/17 LOC	5,090	5,090
	New York City NY GO VRDO	0.960%	12/7/17 LOC	2,445	2,445
	New York City NY GO VRDO	0.980%	12/7/17 LOC	6,000	6,000
	New York City NY GO VRDO	0.990%	12/7/17	22,150	22,150
	New York City NY Health & Hospital Corp.
	Revenue (Health System) VRDO	0.980%	12/7/17 LOC	3,700	3,700
	New York City NY Housing Development
	Corp. Multi-Family Housing Revenue
	(201 Pearl Street) VRDO	1.020%	12/7/17 LOC	15,495	15,495
1	New York City NY Housing Development
	Corp. Multi-Family Housing Revenue
	TOB VRDO	1.020%	12/7/17	6,665	6,665
	New York City NY Housing Development
	Corp. Multi-Family Mortgage Revenue
	(941 Hoe Avenue Apartments) VRDO	1.030%	12/7/17 LOC	2,250	2,250
	New York City NY Housing Development
	Corp. Multi-Family Mortgage Revenue
	(Aldus Street Apartments) VRDO	1.030%	12/7/17 LOC	8,100	8,100
	New York City NY Housing Development
	Corp. Multi-Family Mortgage Revenue
	(West 26th Street Development) VRDO	1.000%	12/7/17 LOC	12,700	12,700
	New York City NY Housing Development
	Corp. Multi-Family Rental Housing Revenue
	(1133 Manhattan Avenue) VRDO	1.000%	12/7/17 LOC	7,000	7,000

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.970%	12/7/17 LOC	6,000	6,000
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Westport Development) VRDO	1.000%	12/7/17 LOC	15,000	15,000
New York City NY Housing Finance Agency
Revenue (Parkledge Apartments) VRDO	1.030%	12/7/17 LOC	9,700	9,700
New York City NY Housing Finance Agency
Revenue (Shore Hill Housing) VRDO	1.020%	12/7/17 LOC	18,750	18,750
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy
College Project) VRDO	0.960%	12/7/17 LOC	8,850	8,850
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	1.000%	12/7/17 LOC	2,570	2,570
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.990%	12/7/17	8,200	8,200
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.000%	12/7/17	7,700	7,700
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.000%	12/7/17	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.940%	12/1/17	3,100	3,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.960%	12/1/17	6,825	6,825
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.960%	12/1/17	7,400	7,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.960%	12/1/17	9,700	9,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.960%	12/1/17	28,205	28,205
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.970%	12/1/17	7,570	7,570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.970%	12/1/17	475	475
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.990%	12/7/17	4,595	4,595
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.010%	12/7/17	16,850	16,850
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.990%	12/7/17	5,250	5,250

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.990%	12/7/17	3,335	3,335
New York City NY Transitional Finance Auth.
Rev. VRDO	0.980%	12/7/17	6,000	6,000
1 New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	0.990%	12/7/17	5,000	5,000
1 New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	1.020%	12/7/17	5,000	5,000
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/18 (Prere.)	10,000	10,169
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.980%	12/7/17	12,500	12,500
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.990%	12/7/17	6,000	6,000
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.990%	12/7/17	2,050	2,050
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.990%	12/7/17	7,500	7,500
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.990%	12/7/17	5,000	5,000
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.000%	12/7/17	6,300	6,300
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.000%	12/7/17	5,000	5,000
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.000%	12/7/17	2,890	2,890
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.000%	12/7/17 LOC	18,000	18,000
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.960%	12/1/17	1,270	1,270
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.960%	12/1/17	7,300	7,300
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.960%	12/1/17	17,490	17,490
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	1.010%	7/6/18	10,000	10,000
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.990%	12/7/17	45,600	45,600
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.990%	12/7/17	14,100	14,100
1 New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society) TOB
VRDO	1.000%	12/7/17	5,335	5,335
1 New York Convention Center Development
Corp. Revenue TOB VRDO	0.990%	12/7/17	10,400	10,400
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.120%	12/7/17	7,020	7,020
1 New York Liberty Development Corp. Revenue
(7 World Trade Center Project) TOB VRDO	1.120%	12/7/17	8,000	8,000

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	1.000%	12/7/17	29,000	29,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	1.000%	12/7/17 LOC	10,000	10,000
1 New York Liberty Development Corp. Revenue
TOB VRDO	1.050%	12/7/17	16,295	16,295
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.990%	12/7/17	3,750	3,750
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.990%	12/7/17	6,400	6,400
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.990%	12/7/17	3,330	3,330
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.990%	12/7/17	5,350	5,350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.980%	12/7/17 LOC	16,500	16,500
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.990%	12/7/17	4,500	4,500
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.990%	12/7/17	3,650	3,650
New York Metropolitan Transportation Authority
Revenue VRDO	0.980%	12/7/17 LOC	19,100	19,100
New York Metropolitan Transportation Authority
Revenue VRDO	0.990%	12/7/17 LOC	13,370	13,370
New York Metropolitan Transportation Authority
Revenue VRDO	1.010%	12/7/17 LOC	18,000	18,000
1 New York Metropolitan Transportation Authority
Revenue VRDO	0.990%	12/7/17	5,555	5,555
1 New York NY GO TOB VRDO	1.000%	12/7/17 LOC	13,000	13,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.990%	12/7/17 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.990%	12/7/17 LOC	4,395	4,395
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.990%	12/7/17 LOC	9,600	9,600
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.990%	12/7/17 LOC	7,670	7,670
New York State Dormitory Authority Revenue
(Cornell University) CP	1.000%	2/1/18	12,000	12,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.980%	12/7/17	15,000	15,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.980%	12/7/17	4,600	4,600
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.990%	12/7/17 LOC	5,535	5,535
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	1.000%	12/7/17 LOC	3,635	3,635

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	0.990%	12/7/17	7,860	7,860
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	0.980%	12/7/17 LOC	51,015	51,015
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	0.980%	12/7/17 LOC	5,005	5,005
[1,2]	New York State Dormitory Authority Revenue
	(New York University) TOB PUT	1.020%	12/7/17	4,400	4,400
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.980%	12/7/17	13,860	13,860
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.990%	12/7/17	7,500	7,500
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.990%	12/7/17	11,000	11,000
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.990%	12/7/17	6,665	6,665
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.990%	12/7/17	5,500	5,500
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.000%	12/7/17	6,000	6,000
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.000%	12/7/17	4,000	4,000
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.000%	12/7/17	4,375	4,375
	New York State Dormitory Authority Revenue
	(Rockefeller University) VRDO	1.020%	12/7/17	5,300	5,300
	New York State Dormitory Authority Revenue
	(St. John’s University) VRDO	0.960%	12/7/17 LOC	30,975	30,975
	New York State Dormitory Authority Revenue
	(University of Rochester) VRDO	0.980%	12/7/17 LOC	3,300	3,300
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	0.990%	12/7/17	17,370	17,370
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	0.990%	12/7/17	7,500	7,500
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	0.990%	12/7/17	7,600	7,600
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	0.990%	12/7/17	5,000	5,000
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	0.990%	12/7/17	11,000	11,000
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	1.000%	12/7/17	3,365	3,365
	New York State Energy Research &
	Development Authority Pollution Control
	Revenue (Consolidated Edison Co. of
	New York Inc. Project) VRDO	1.020%	12/7/17 LOC	30,000	30,000
	New York State Energy Research &
	Development Authority Revenue
	(Consolidated Edison Co. of New York,
	Inc. Project) VRDO	0.990%	12/7/17 LOC	24,200	24,200

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York,
Inc. Project) VRDO	1.090%	12/7/17 LOC	32,000	32,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.990%	12/7/17	3,650	3,650
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc.) VRDO	1.030%	12/7/17 LOC	3,000	3,000
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.970%	12/7/17 LOC	50,000	50,000
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	0.980%	12/7/17 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (606 W 57th Street) VRDO	1.000%	12/7/17 LOC	3,000	3,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.980%	12/7/17 LOC	6,000	6,000
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	1.020%	12/7/17 LOC	2,400	2,400
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.970%	12/7/17 LOC	19,350	19,350
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.990%	12/7/17 LOC	11,500	11,500
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.990%	12/7/17 LOC	14,600	14,600
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	1.010%	12/7/17 LOC	11,100	11,100
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	1.000%	12/7/17 LOC	40,100	40,100
1 New York State Housing Finance Agency
Housing Revenue TOB VRDO	1.040%	12/7/17	6,810	6,810
New York State Housing Finance Agency
Revenue (101 West End) VRDO	1.000%	12/7/17 LOC	62,000	62,000
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.990%	12/7/17 LOC	27,600	27,600
New York State Housing Finance Agency
Revenue (Overlook Apartments) VRDO	1.080%	12/7/17 LOC	4,500	4,500
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.990%	12/7/17 LOC	7,000	7,000
New York State Housing Finance Agency
Revenue (Tower 31) VRDO	1.080%	12/7/17 LOC	38,000	38,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.980%	12/7/17	1,095	1,095
New York State Local Government Assistance
Corp. Revenue VRDO	1.020%	12/7/17	2,200	2,200
New York State Local Government Assistance
Corp. Revenue VRDO	1.020%	12/7/17	48,205	48,205
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.990%	12/1/17	9,170	9,170
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.990%	12/1/17	10,530	10,530

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.990%	12/7/17	49,200	49,200
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	1.030%	12/7/17	15,000	15,000
New York State Power Authority Revenue CP	0.870%	12/6/17	29,944	29,944
New York State Power Authority Revenue CP	0.980%	1/8/18	15,000	15,000
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	5,000	5,057
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,011
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.990%	12/7/17	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.000%	12/7/17	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.990%	12/7/17	2,000	2,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.020%	12/7/17 LOC	10,600	10,600
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.020%	12/7/17 LOC	3,680	3,680
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.000%	12/7/17	4,085	4,085
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.050%	12/7/17 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.050%	12/7/17 LOC	12,000	12,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.050%	12/7/17 LOC	46,200	46,200
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.050%	12/7/17 LOC	27,500	27,500
1 Nuveen New York Quality Municipal Fund
VRDP VRDO	1.140%	12/7/17 LOC	34,700	34,700
Nyack NY Union Free School District GO	2.500%	6/22/18	9,585	9,660
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.990%	12/7/17 LOC	4,635	4,635
Orchard Park NY Central School District BAN	3.000%	4/6/18	11,000	11,068
Plainview Old Bethpage NY Central School
District BAN	2.000%	10/5/18	12,800	12,901
Port Authority of New York & New Jersey
Revenue CP	0.890%	12/13/17	6,260	6,260
Port Authority of New York & New Jersey
Revenue CP	1.000%	1/9/18	21,250	21,250
Port Authority of New York & New Jersey
Revenue CP	0.900%	1/11/18	8,490	8,490
Port Authority of New York & New Jersey
Revenue CP	1.000%	1/17/18	6,285	6,285
Port Authority of New York & New Jersey
Revenue CP	0.990%	2/8/18	6,440	6,440
Port Authority of New York & New Jersey
Revenue CP	1.040%	2/15/18	13,740	13,740
Port Authority of New York & New Jersey
Revenue CP	1.050%	3/6/18	11,515	11,515

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.000%	12/7/17	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.020%	12/7/17	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.030%	12/7/17	3,100	3,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.050%	12/7/17	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.050%	12/7/17	5,300	5,300
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.070%	12/7/17	2,260	2,260
South Country NY Central School District at
Brookhaven TAN	2.000%	6/27/18	21,000	21,123
South Huntington NY Union Free School
District TAN	2.000%	6/27/18	8,150	8,192
Syosset NY Central School District TAN	2.250%	6/27/18	10,500	10,576
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	1.000%	12/7/17 LOC	22,120	22,120
1 Triborough Bridge & Tunnel Authority
New York Revenue TOB VRDO	0.990%	12/7/17	4,195	4,195
1 Triborough Bridge & Tunnel Authority
New York Revenue TOB VRDO	0.990%	12/7/17	6,665	6,665
1 Triborough Bridge & Tunnel Authority
New York Revenue TOB VRDO	1.000%	12/7/17	3,750	3,750
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.960%	12/7/17 LOC	17,340	17,340
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.980%	12/7/17 LOC	14,435	14,435
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.990%	12/7/17 LOC	36,800	36,800
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.990%	12/7/17	6,750	6,750
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	1.000%	12/7/17	1,000	1,000
Valley Central School District of Montgomery
New York BAN	2.500%	6/21/18	9,975	10,039
Wappingers NY Central School District BAN	2.250%	8/15/18	6,780	6,828
West Babylon Union Free School District
New York GO	2.500%	6/22/18	7,500	7,559
West Islip Union Free School District
New York GO	2.250%	6/22/18	10,000	10,066
Westchester County NY GO	2.000%	12/15/17	25,000	25,008
Total Tax-Exempt Municipal Bonds (Cost $2,409,213)				2,409,213

New York Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard	143
Receivables for Investment Securities Sold	2,760
Receivables for Accrued Income	5,043
Receivables for Capital Shares Issued	5,278
Other Assets	4,188
Total Other Assets	17,412
Liabilities
Payables for Capital Shares Redeemed	(2,405)
Payables for Distributions	(62)
Payables to Vanguard	(180)
Other Liabilities	(4)
Total Liabilities	(2,651)
Net Assets (100%)
Applicable to 2,423,779,098 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,423,974
Net Asset Value Per Share	$1.00

At November 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,423,979
Undistributed Net Investment Income	1
Accumulated Net Realized Losses	(6)
Net Assets	2,423,974

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $606,535,000, representing 25.0% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Municipal Money Market Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	18,683
Total Income	18,683
Expenses
The Vanguard Group—Note B
Investment Advisory Services	607
Management and Administrative	2,425
Marketing and Distribution	475
Custodian Fees	24
Auditing Fees	30
Shareholders’ Reports and Proxy	34
Trustees’ Fees and Expenses	2
Total Expenses	3,597
Net Investment Income	15,086
Realized Net Gain (Loss) on Investment Securities Sold	(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,081

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,086	5,222
Realized Net Gain (Loss)	(5)	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,081	5,221
Distributions
Net Investment Income	(15,086)	(5,223)
Realized Capital Gain	—	—
Total Distributions	(15,086)	(5,223)
Capital Share Transactions (at $1.00 per share)
Issued	1,366,665	1,130,330
Issued in Lieu of Cash Distributions	14,477	5,056
Redeemed	(1,015,869)	(1,266,500)
Net Increase (Decrease) from Capital Share Transactions	365,273	(131,114)
Total Increase (Decrease)	365,268	(131,116)
Net Assets
Beginning of Period	2,058,706	2,189,822
End of Period[1]	2,423,974	2,058,706

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 007[1]	.003	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.007	.003	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.007)	(.003)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.007)	(.003)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.67%	0.26%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,424	$2,059	$2,190	$2,292	$2,483
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.13%	0.06%	0.07%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.67%	0.25%	0.01%	0.01%	0.01%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16%, 0.16%, 0.16%, 0.16%, and 0.16%. See
Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Notes to Financial Statements

Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

New York Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $143,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the year ended November 30, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $273,085,000 and $319,780,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.17%	2.27%

Financial Attributes

		Bloomberg	Bloomberg
		Barclays	Barclays
		NY	Municipal
		Muni Bond	Bond
	Fund	Index	Index

Number of Bonds	969	6,073	50,546

Yield to Maturity
(before expenses)	2.5%	2.3%	2.5%

Average Coupon	4.7%	4.8%	4.7%

Average Duration	6.7 years	5.6 years	5.9 years

Average Stated
Maturity	17.1 years	13.7 years	13.0 years

Short-Term
Reserves	3.8%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.97	0.98
Beta	1.08	1.06

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.6%
1 - 3 Years	5.0
3 - 5 Years	2.1
5 - 10 Years	7.5
10 - 20 Years	45.5
20 - 30 Years	31.8
Over 30 Years	4.5

Distribution by Credit Quality (% of portfolio)
AAA	23.7%
AA	46.7
A	21.1
BBB	6.7
B	0.4
Not Rated	1.4

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or
Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.
For more information about these ratings, see the Glossary entry for
Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Investor Shares	5.76%	2.95%	4.31%	$15,251
Bloomberg Barclays NY Municipal Bond
Index	5.30	2.55	4.32	15,260
New York Municipal Debt Funds
Average	4.48	2.01	3.80	14,515
Bloomberg Barclays Municipal Bond
Index	5.58	2.55	4.38	15,347

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	5.87%	3.04%	4.40%	$76,887
Bloomberg Barclays NY Municipal Bond
Index	5.30	2.55	4.32	76,299
Bloomberg Barclays Municipal Bond Index	5.58	2.55	4.38	76,734

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
				Bloomberg
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.03%	-8.66%	-4.63%	-3.17%
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	3.77	5.94	9.71	7.84
2015	3.38	0.59	3.97	3.23
2016	3.11	-2.87	0.24	-0.20
2017	3.30	2.46	5.76	5.30

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.89%	3.48%	3.73%	0.73%	4.46%
Admiral Shares	5/14/2001	0.91	3.57	3.81	0.73	4.54

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
New York (99.7%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/20 (Prere.)	325	365
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.125%	11/15/20 (Prere.)	150	169
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/19 (Prere.)	3,455	3,638
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/19 (Prere.)	2,550	2,690
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/19 (Prere.)	4,395	4,628
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/19 (Prere.)	1,500	1,582
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/19 (Prere.)	3,415	3,596
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	2,500	2,732
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	3,800	4,153
Arlington NY Central School District GO	4.000%	5/15/27	1,000	1,114
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,917
1 Battery Park City Authority New York Revenue
TOB VRDO	0.980%	12/1/17 LOC	3,680	3,680
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	1/15/20 (Prere.)	1,550	1,686
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	16,025	17,513

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	6,012
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	21,341
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	2,250	2,482
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	4,890	2,949
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	1,008
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,191
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	140
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,077
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,923
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,504
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	6,575	7,674
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	6,275	7,247
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	7,990	9,126
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	24,760	27,452
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,353
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,617
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,345
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,856
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,962
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,639
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/42	2,250	2,597
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/47	3,000	3,448
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	585
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	593
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,186
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,346

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	584
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,105
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,864
Dutchess County NY Local DevelopmentCorp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/26	300	356
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/27	350	412
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/28	950	1,108
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	500	579
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	380	439
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/31	575	664
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	240	273
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	200	227
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/36	170	191
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/41	415	462
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/46	300	332
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,770
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,352
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,866
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	730
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,221
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,398
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,310

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,587
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,412
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,172
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/42	7,240	8,444
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	4.000%	7/1/46	5,500	5,768
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/31	1,000	1,110
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/33	600	659
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/39	1,000	1,189
Erie County NY GO	5.000%	4/1/25	560	630
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	1.000%	12/7/17	6,035	6,035
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,265
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	343
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	571
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,137
Hempstead NY GO	4.000%	4/1/29 (4)	6,000	6,532
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,529
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,537
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,343
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,705
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,429
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,063
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/19 (Prere.)	1,600	1,704
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	1,740	2,076
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,385
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/30	670	784
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/32	370	429
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,967

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	480	547
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,781
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,792
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,160	19,325
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/31	5,000	5,935
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	2,500	2,956
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	2,000	2,356
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	2,300	2,700
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	3,300	3,859
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	3,000	3,500
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	2,500	2,910
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/38	3,000	3,487
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	4,500	5,222
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	9,500	11,017
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	10,000	10,592
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	4,500	5,195
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	8,657
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	11,365	12,750
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19 (ETM)	1,520	1,592
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19 (ETM)	930	974
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/19 (Prere.)	2,225	2,360
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21 (Prere.)	11,005	12,222
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/24 (4)	19,830	16,952
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/25	1,500	1,694
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/26	3,400	3,838
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/26	1,000	1,173
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/27 (4)	15,905	12,250

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/28	1,000	1,162
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/29	1,550	1,737
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/34	4,500	5,075
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/35	6,000	6,747
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/36	2,000	2,307
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	7,625	8,358
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/39	5,500	6,149
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/41	2,500	2,886
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/44	17,550	19,552
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,706
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,821
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,665	3,677
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,960
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,393
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,132
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,818
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,159
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,253
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,198
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,247
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,831
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,741
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,587
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,744

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,771
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/31	2,000	2,412
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/32	1,300	1,559
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/35	1,700	2,006
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/36	1,000	1,175
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,474
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,593
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,170
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,910
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,623
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,144
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,601
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,523
Nassau County NY GO	5.000%	1/1/27	3,000	3,560
Nassau County NY GO	5.000%	1/1/28	2,815	3,327
Nassau County NY GO	5.000%	4/1/29	4,320	4,940
Nassau County NY GO	5.000%	4/1/34	5,740	6,481
Nassau County NY GO	5.000%	4/1/35	1,500	1,703
Nassau County NY Interim Finance Authority
VRDO	0.990%	12/7/17	3,520	3,520
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	4,877
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,500
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	7,765	8,609
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,186
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,079

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,395
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	1,535	1,663
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,791
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,025	3,235
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	797
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	578
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,614
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,697
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,912
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,760
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,960
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,115
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,169
New Rochelle NY Corporate Local
Development Revenue (Iona College Project)	5.000%	7/1/25	325	372
New Rochelle NY Corporate Local
Development Revenue (Iona College Project)	5.000%	7/1/26	335	380
New Rochelle NY Corporate Local
Development Revenue (Iona College Project)	5.000%	7/1/27	425	479
New Rochelle NY Corporate Local
Development Revenue (Iona College Project)	5.000%	7/1/28	375	420
New Rochelle NY Corporate Local
Development Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,247
New Rochelle NY Corporate Local
Development Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,091
New Rochelle NY Corporate Local
Development Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,353

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Rochelle NY Corporate Local
Development Revenue (Iona College Project)	5.000%	7/1/45	2,005	2,159
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	868
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,604
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,530
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,141
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,903
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,051
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,349
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,133
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,520
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,059
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	234
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	314
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	260
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	358
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	760
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	759
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	665
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,130
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,148
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,138
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	1.090%	12/7/17 LOC	3,335	3,335
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,269
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,032
New York City NY GO	5.375%	4/1/19 (Prere.)	2,785	2,924
New York City NY GO	5.450%	4/1/19 (Prere.)	8,180	8,597
New York City NY GO	5.625%	4/1/19 (Prere.)	2,890	3,044
New York City NY GO	5.000%	8/1/23	5,000	5,745
New York City NY GO	5.000%	8/1/24	4,000	4,655
New York City NY GO	5.000%	8/1/25	75	87
New York City NY GO	5.000%	8/1/26	3,000	3,617

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/26	5,000	5,859
New York City NY GO	5.000%	8/1/26	4,370	5,238
New York City NY GO	5.000%	8/1/27	4,550	5,316
New York City NY GO	5.000%	8/1/27	5,000	6,045
New York City NY GO	5.000%	8/1/28	3,710	4,142
New York City NY GO	5.000%	8/1/28	5,000	6,006
New York City NY GO	5.000%	8/1/28	3,000	3,561
New York City NY GO	5.000%	8/1/28	4,000	4,703
New York City NY GO	6.250%	10/15/28	45	47
New York City NY GO	5.625%	4/1/29	110	116
New York City NY GO	5.000%	8/1/29	2,500	2,768
New York City NY GO	5.000%	8/1/29	5,000	5,832
New York City NY GO	5.000%	8/1/29	5,000	5,968
New York City NY GO	5.000%	8/1/29	8,500	10,059
New York City NY GO	5.000%	8/1/30	2,185	2,418
New York City NY GO	5.000%	8/1/30	5,000	5,942
New York City NY GO	5.000%	8/1/30	4,690	5,565
New York City NY GO	5.000%	8/1/30	6,220	7,135
New York City NY GO	5.000%	8/1/30	2,335	2,675
New York City NY GO	5.000%	8/1/30	3,000	3,524
New York City NY GO	5.000%	3/1/31	6,000	6,805
New York City NY GO	5.450%	4/1/31	320	336
New York City NY GO	4.000%	8/1/31	2,775	3,025
New York City NY GO	5.000%	8/1/31	3,000	3,317
New York City NY GO	5.000%	8/1/31	2,230	2,484
New York City NY GO	5.000%	8/1/31	1,500	1,692
New York City NY GO	5.000%	8/1/31	2,000	2,315
New York City NY GO	5.000%	8/1/31	5,000	5,857
New York City NY GO	5.000%	12/1/31	1,770	2,101
New York City NY GO	5.000%	3/1/32	5,000	5,663
New York City NY GO	4.000%	8/1/32	1,935	2,100
New York City NY GO	5.000%	8/1/32	2,985	3,296
New York City NY GO	5.000%	8/1/32	4,000	4,612
New York City NY GO	5.000%	3/1/33	7,500	8,494
New York City NY GO	5.000%	8/1/33	1,000	1,144
New York City NY GO	5.000%	8/1/33	2,875	3,345
New York City NY GO	5.000%	10/1/33	6,500	7,325
New York City NY GO	5.000%	10/1/34	2,000	2,251
New York City NY GO	5.000%	8/1/35	3,500	3,849
New York City NY GO	5.000%	12/1/35	2,500	2,924
New York City NY GO	5.000%	6/1/36	910	1,041
New York City NY GO	4.000%	8/1/36	2,500	2,677
New York City NY GO	5.000%	10/1/36	3,000	3,311
New York City NY GO	5.000%	3/1/37	6,790	7,647
New York City NY GO	5.000%	8/1/37	4,000	4,636
New York City NY GO	5.000%	8/1/38	10,000	11,572
New York City NY GO	5.000%	10/1/38	6,500	7,623
New York City NY GO	5.000%	10/1/39	6,140	7,195
New York City NY GO	4.000%	10/1/41	6,000	6,428
New York City NY GO	5.000%	12/1/41	8,000	9,273
New York City NY GO	4.000%	12/1/43	1,835	1,953
New York City NY GO VRDO	0.950%	12/1/17	7,900	7,900
New York City NY GO VRDO	0.950%	12/1/17	15,700	15,700
New York City NY GO VRDO	0.970%	12/1/17 LOC	900	900

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO VRDO	0.970%	12/1/17 LOC	3,400	3,400
New York City NY GO VRDO	0.970%	12/1/17	1,270	1,270
New York City NY GO VRDO	0.960%	12/7/17 LOC	10,400	10,400
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,221
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,546
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue
(New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,159
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,068
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,443
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,533
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,385
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,584
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,612
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,945
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,111
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,188
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,043
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,612
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,062
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,766
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,401
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,059
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,103
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	5,000	5,093
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.990%	12/7/17 LOC	10,525	10,525
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies
of New York, Inc.)	5.000%	7/1/34	4,850	5,351

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,836
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,195
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	5,285	2,989
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,335
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	14,550	15,484
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,111
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,221
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,375
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,199
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,005
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	11,918
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,681
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,840
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,339
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,736
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	8,831
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	11,150	11,963
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	11,747
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,902
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,753
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,701
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,374
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	6,915	8,007
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,685

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	7,894
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,068
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	10,000	10,583
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	16,851
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,025
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,775
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,408
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	10,975
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	3,430	3,801
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,636
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	17,471
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,344
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,498
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,394
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.940%	12/1/17	22,400	22,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.960%	12/1/17	2,700	2,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.970%	12/1/17	17,750	17,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.970%	12/1/17	5,200	5,200
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,780
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,300
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	18,985
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,287
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	12,944
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/26	1,970	2,351

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/28	2,805	3,187
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,677
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/31	4,260	4,831
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/31	1,585	1,755
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/32	500	518
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	4,000	4,418
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/33	8,205	9,277
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,778
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/35	2,725	3,210
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/36	3,100	3,338
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/36	5,000	5,768
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/37	13,885	15,575
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	7/15/37	3,250	3,632
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/40	11,385	12,081
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	5,200	5,697
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	2,000	2,321
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	9,410	10,828
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/41	2,000	2,319
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	1,410	1,620
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	16
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	3,919
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,446
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	205
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,359
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/27	2,500	2,982
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/29	775	857
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/29	5,000	5,963

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	5,000	5,942
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	1,315	1,457
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/30	4,825	5,631
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	2,000	2,198
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	2,500	2,922
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	3,575	3,896
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/32	7,300	8,261
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	12,000	14,301
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	5,350	6,317
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/33	2,850	3,298
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/33	10,260	12,030
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,936
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/33	9,500	11,187
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/34	2,195	2,475
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/34	5,000	5,669
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,544
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	11/1/34	3,880	4,199
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	5,500	6,457
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	7,500	8,188
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	10,000	11,107
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/35	3,600	3,867
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/35	4,000	4,319
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/35	1,695	1,878
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/36	4,000	4,272
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/36	5,000	5,857
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/36	5,000	5,386
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/36	11,600	13,322

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/37	10,000	10,729
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/37	5,000	5,373
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/37	5,000	5,764
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/38	10,000	11,647
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/38	2,000	2,212
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/39	5,000	5,770
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/39	7,160	8,204
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/39	3,750	4,066
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/41	15,000	17,064
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/42	3,505	3,872
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/42	10,000	11,655
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/42	10,000	10,686
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/42	2,500	2,829
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/44	5,250	5,581
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/45	5,000	5,819
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,145
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,144
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,632
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,529
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	2,000	1,162
New York Convention Center Development
Corp. Revenue	0.000%	11/15/33	2,000	1,092
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,472
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	3,000	1,575
New York Convention Center Development
Corp. Revenue	0.000%	11/15/36	6,000	2,868
New York Convention Center Development
Corp. Revenue	0.000%	11/15/37	2,340	1,069
New York Convention Center Development
Corp. Revenue	0.000%	11/15/38	3,500	1,529
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39	4,000	1,676

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	14,690
New York Convention Center Development
Corp. Revenue	0.000%	11/15/41	13,570	5,356
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,520
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,332
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	3,000	3,080
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,028
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,304
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,680
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,540
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	25,477
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	21,805
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,600
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,533
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	19,371
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	28,358
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,604
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,593
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,202
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	5,965	6,421
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,965	74,455
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	12,542
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/18 (Prere.)	40	42
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/18 (Prere.)	4,000	4,186
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/18 (Prere.)	310	325
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,000	1,104
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,000	1,104
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,150	1,270
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	10,000	11,040
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (Prere.)	1,000	1,135
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/23 (Prere.)	2,050	2,394
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/23	960	1,006
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	10,000	11,396
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	2,330	2,616

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/27	2,240	1,675
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	5,000	5,943
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	5,000	6,010
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	5,000	5,611
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	6,385	7,554
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	4,000	4,909
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	4,250	5,028
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/28	960	1,008
2 New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/29	6,510	4,530
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	3,000	3,533
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	5,000	5,888
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	3,000	3,545
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	6,540	7,834
2 New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/31	7,500	8,167
2 New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/32	7,500	8,111
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/32	3,000	3,227
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/32	1,500	1,697
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/32	5,000	5,820
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	3,500	3,941
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/35	3,000	3,488
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/35	3,250	3,779
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/36	1,030	1,091
2 New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/37	3,000	3,189
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/37	6,875	7,941
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/37	5,000	5,759
2 New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/38	5,000	5,302
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	10,000	11,249

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/39	5,000	5,834
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/41	2,000	2,201
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	4,000	4,469
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	5,000	5,590
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/55	2,045	2,328
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/56	7,700	8,790
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	6,500	7,601
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	5,000	5,806
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/57	4,000	4,700
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,351
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,281
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,281
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	94
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	427
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,970
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,500	3,062
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,530
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,500	3,048
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	3,037
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,000	10,827
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,579
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	2,002
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	9,364
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	13,000	15,044
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/57	5,865	6,937
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/51	21,375	23,038

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/56	22,000	24,355
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	3,912
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,176
1 New York Metropolitan Transportation
Authority Revenue TOB VRDO	0.990%	12/7/17	7,500	7,500
1 New York Metropolitan Transportation
Authority Revenue TOB VRDO	1.050%	12/7/17	11,605	11,605
New York NY GO	5.000%	8/1/27	5,000	6,115
New York NY GO	5.000%	8/1/28	4,400	5,364
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	3,000	3,351
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	4,000	4,468
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,117
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,117
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/32	1,530	1,771
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,100
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,017
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	13,500	14,913
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,260
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,000	3,598
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,681
New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	9,570	11,513
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	894
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,178
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,429
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,351
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,809
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,342
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,109
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,107
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	756
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.990%	12/7/17 LOC	1,500	1,500

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	598
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,390
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,006
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,456
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	331
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	262
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	434
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	334
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	600
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,165
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	383
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	643
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,228
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	477
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,543
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,412
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,168
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	879
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	580
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,563
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,360
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,933
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,399
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,232
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,913
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,295
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	1.000%	12/7/17 LOC	1,100	1,100

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,597
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,658
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,109
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	465	477
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	35	36
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	774
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	679
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,042
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	519
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,802
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,888
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,629
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,327
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,103
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,109
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,015
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	781
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	650	772
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	827
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,761
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	862
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	460
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/19 (Prere.)	5,000	5,262
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,421
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,176

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,480
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,000	5,947
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,168
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,372
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,006
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,157
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	14,100
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,723
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	6,000	6,480
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/36	6,000	6,460
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,670
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,742
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,120
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,406
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	7,000	7,749
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	1,000	1,107
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	2,500	2,768
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/21 (Prere.)	1,000	1,115
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,798
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,329
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,199
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,315

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,872
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,008
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,411
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,374
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,305
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/27	1,200	1,363
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/28	1,300	1,469
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,229
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,337
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,105
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,097
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,092
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/19	355	370
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	35
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	35
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,419
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,643
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	1,560	1,747
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	5,000	5,218
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/19 (Prere.)	18,000	18,841

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	10,000	10,530
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,681
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	1,982
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	5,000	6,095
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,430
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,810
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	6,062
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,030
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,838
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,571
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,385
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,102
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,382
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	4,108
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	5,000	5,362
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	4,108
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	4,305	5,009
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,000	1,160
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,875
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	5,000	5,851
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,691
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,201
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,747
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,538
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,669
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,904
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	20,000	21,290

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	3,947
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	460
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	582
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	500
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,142
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,175
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	569
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	584
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	582
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,224
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,369
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,929
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,524
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,482
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,146
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,303
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,018
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,075
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,175
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,724
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,124
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,168
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,161
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,734
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	859
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,148
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,143

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	698
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,139
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	599
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/26	740	874
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/27	650	765
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/31	1,500	1,732
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	2,500	2,760
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,508
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,515
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,190
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,904
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,163
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,342
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,753
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,009
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,626
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,369
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/30	505	602
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/31	1,000	1,084
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,974
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/32	575	680
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/33	1,200	1,285
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,200
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,270
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,482
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,182
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/37	3,500	4,002

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,397
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	7,604
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,382
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	9,110	10,323
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	403
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	677
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/19 (Prere.)	15	16
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	10	11
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	55	58
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	69
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	370
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	138
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	285	298
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,446
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,374
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	319
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	414
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	524
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/22	1,640	1,712
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/23	1,235	1,268
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	75	78
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,595	1,643
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	595	612
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	647

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,567
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,424
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,073
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,668
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,782
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,766
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,026
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,000	5,920
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,180
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,000	1,181
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	5,000	5,902
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,732
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	2,000	2,357
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,346
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	10,000	11,724
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	5,000	5,764
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	17,280	20,244
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,295
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/47	7,570	8,090
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of
New York Inc. Project)	1.645%	5/1/32 (10)	4,725	4,526
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of
New York Inc. Project)	1.645%	5/1/32 (10)	3,250	3,113
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of
New York Inc. Project)	1.645%	5/1/32 (10)	3,525	3,377
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	3.250%	12/5/17 (2)	2,485	2,485

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/31	1,335	1,617
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/34	1,000	1,197
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/35	1,385	1,651
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/36	1,000	1,189
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/37	1,400	1,661
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/41	1,000	1,180
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/42	1,000	1,179
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	3,000	3,624
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,000	3,604
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,774
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	2,500	3,008
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,753
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,876
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	4,000	4,795
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	5,970
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	4,820
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	3,000	3,535
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	2,500	2,973
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/36	2,500	2,710
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,654

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/37	5,610	6,013
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	3,000	3,503
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,490
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/42	11,130	13,094
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	5,435	5,753
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,723
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,847
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,720
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,249
New York State GO	5.000%	3/1/28	10,000	11,566
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,427
New York State Housing Finance Agency
Housing Revenue (10 Barclay Street) VRDO	0.990%	12/7/17 LOC	5,400	5,400
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	0.980%	12/7/17 LOC	3,000	3,000
New York State Housing Finance Agency
Housing Revenue (606 W 57th Street) VRDO	1.000%	12/7/17 LOC	13,300	13,300
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.990%	12/7/17 LOC	1,510	1,510
New York State Local Government Assistance
Corp. Revenue VRDO	1.020%	12/7/17	4,400	4,400
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,350	1,365
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	145	151
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,104
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,038
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,414
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,667
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,454
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	1,994
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,903
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,454
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,381
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,352
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,451
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,680
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,710

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	9,951
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,306
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,852
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,773
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,689
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,408
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,580
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,204
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,202
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,210
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,011
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,716
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,711
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	3,982
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,782
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,413
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,198
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	9,745
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	10,708
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	359
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	3,066
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.070%	12/7/17 LOC	2,500	2,500
Onondaga County NY Civic Development
Corp. Revenue (Jewish Home of Central
New York Obligated Group)	5.500%	3/1/24	3,000	3,025
Onondaga County NY Civic Development
Corp. Revenue (Jewish Home of Central
New York Obligated Group)	5.250%	3/1/31	2,000	1,875
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/28	450	506
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/29	475	531
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/30	450	502
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,072
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/33	575	634
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/35	635	695
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,100

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,842
Onondaga County NY Civic Development
Corp. Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,639
Onondaga County NY Civic Development
Corp. Revenue (St. Joseph’s Hospital &
Health Center)	5.000%	7/1/19 (Prere.)	6,000	6,320
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/35	1,140	1,295
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/36	1,475	1,671
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/40	1,200	1,341
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,158
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	659
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	684
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,359
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,179
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,061
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,485
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,011
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	3,000	3,578
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,406
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,575
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	7,000	7,620
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	13,000	15,135
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	3,000	3,538
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	10,104
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	3,000	3,493
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	6,000	6,978
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	10,000	11,718

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
3 Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	8,940
3 Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,711
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	2,000	2,314
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,675
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,445
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,393
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/28	310	367
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/29	660	775
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/31	450	524
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/34	830	953
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/35	1,510	1,728
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/36	545	622
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/43	8,870	9,717
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,748
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,697
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	14,180	15,570
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,375
Suffolk County NY GO	5.000%	5/15/26 (4)	5,770	6,766
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,642
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,891
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,600
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	2,500	2,984

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	3,900	4,579
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/30	5,000	5,794
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,710
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	6,000	6,815
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	2,085	2,352
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	7,000	7,800
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,787
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,835
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	7,720
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/22 (Prere.)	2,000	2,263
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/22 (Prere.)	2,500	2,829
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	5/15/25 (Prere.)	500	605
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	5/15/25 (Prere.)	925	1,120
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	5/15/25 (Prere.)	600	726
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/26	10,000	11,552
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/29	725	852
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/30	500	588
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/30	2,175	2,620
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/31	6,990	7,978
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/31	3,000	3,560
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/31	2,750	3,297
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/33	2,000	2,354
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/33	1,500	1,785
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/34	3,000	3,555
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/36	5,000	5,839
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/37	2,500	2,940

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/37	5,000	5,876
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/38	3,000	3,520
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/40	2,525	2,889
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/41	7,500	8,678
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/42	7,500	8,810
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/42	4,600	5,372
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/45	4,000	4,611
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/47	5,835	6,789
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,148
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,166
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,182
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,187
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,888
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,171
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,614
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,925
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,617
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	10,000	12,202
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,000	8,205
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,696
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,170
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,233
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,649
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,282
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,912
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	28,310
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/38	3,000	3,603

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/39	3,000	3,597
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/40	3,000	3,594
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,000	3,591
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	31,344
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	95
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,100
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,747
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	1,971
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	11,710	12,657
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	17
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	259
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	901
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,484
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,678
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,661
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	5,850	6,581
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,146
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,138
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,130
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,755
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,495	16,828
				4,378,427
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	450	507
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/29	1,000	1,099
				1,606
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,085
Total Tax-Exempt Municipal Bonds (Cost $4,214,631)				4,381,118

New York Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	266
Receivables for Investment Securities Sold	5,443
Receivables for Accrued Income	52,211
Receivables for Capital Shares Issued	2,838
Variation Margin Receivable—Futures Contracts	203
Other Assets	464
Total Other Assets	61,425
Liabilities
Payables for Investment Securities Purchased	(40,238)
Payables for Capital Shares Redeemed	(2,292)
Payables for Distributions	(3,018)
Payables to Vanguard	(3,518)
Variation Margin Payable—Futures Contracts	(448)
Other Liabilities	(488)
Total Liabilities	(50,002)
Net Assets (100%)	4,392,541

At November 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	4,207,777
Undistributed Net Investment Income	4
Accumulated Net Realized Gains	18,494
Unrealized Appreciation (Depreciation)
Investment Securities	166,487
Futures Contracts	(221)
Net Assets	4,392,541

Investor Shares—Net Assets
Applicable to 39,616,867 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	463,953
Net Asset Value Per Share—Investor Shares	$11.71

Admiral Shares—Net Assets
Applicable to 335,460,655 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,928,588
Net Asset Value Per Share—Admiral Shares	$11.71

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $41,652,000, representing 0.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2017.
3 Securities with a value of $851,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2018	879	102,266	(290)
10-Year U.S. Treasury Note	March 2018	336	41,680	(298)
2-Year U.S. Treasury Note	March 2018	71	15,223	(11)
30-Year U.S. Treasury Bond	March 2018	43	6,524	1
				(598)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2018	(395)	(52,603)	378
Ultra Long U.S. Treasury Bond	March 2018	(7)	(1,154)	(1)
				377
				(221)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	141,437
Total Income	141,437
Expenses
The Vanguard Group—Note B
Investment Advisory Services	568
Management and Administrative—Investor Shares	688
Management and Administrative—Admiral Shares	2,451
Marketing and Distribution—Investor Shares	97
Marketing and Distribution—Admiral Shares	289
Custodian Fees	43
Auditing Fees	36
Shareholders’ Reports and Proxy—Investor Shares	33
Shareholders’ Reports and Proxy—Admiral Shares	40
Trustees’ Fees and Expenses	3
Total Expenses	4,248
Net Investment Income	137,189
Realized Net Gain (Loss)
Investment Securities Sold	23,385
Futures Contracts	(1,887)
Realized Net Gain (Loss)	21,498
Change in Unrealized Appreciation (Depreciation)
Investment Securities	76,687
Futures Contracts	(221)
Change in Unrealized Appreciation (Depreciation)	76,466
Net Increase (Decrease) in Net Assets Resulting from Operations	235,153

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,189	140,685
Realized Net Gain (Loss)	21,498	22,255
Change in Unrealized Appreciation (Depreciation)	76,466	(146,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	235,153	16,622
Distributions
Net Investment Income
Investor Shares	(14,863)	(15,169)
Admiral Shares	(122,231)	(123,965)
Realized Capital Gain[1]
Investor Shares	(2,383)	(386)
Admiral Shares	(18,628)	(3,246)
Total Distributions	(158,105)	(142,766)
Capital Share Transactions
Investor Shares	(5,091)	52,873
Admiral Shares	333,752	90,286
Net Increase (Decrease) from Capital Share Transactions	328,661	143,159
Total Increase (Decrease)	405,709	17,015
Net Assets
Beginning of Period	3,986,832	3,969,817
End of Period[2]	4,392,541	3,986,832

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $2,967,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,000 and $49,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.49	$11.84	$11.77	$11.11	$12.03
Investment Operations
Net Investment Income	. 372[1]	.384	.390	.404	.397
Net Realized and Unrealized Gain (Loss)
on Investments	. 282	(. 343)	. 070	. 660	(. 920)
Total from Investment Operations	.654	.041	.460	1.064	(.523)
Distributions
Dividends from Net Investment Income	(. 372)	(. 380)	(. 390)	(. 404)	(. 397)
Distributions from Realized Capital Gains	(.062)	(.011)	—	—	—
Total Distributions	(. 434)	(. 391)	(. 390)	(. 404)	(. 397)
Net Asset Value, End of Period	$11.71	$11.49	$11.84	$11.77	$11.11
Total Return[2]	5.76%	0.24%	3.97%	9.71%	-4.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$464	$460	$423	$417	$391
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.18%	3.18%	3.26%	3.57%	3.47%
Portfolio Turnover Rate	16%	18%	17%	27%	23%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.49	$11.84	$11.77	$11.11	$12.03
Investment Operations
Net Investment Income	. 384[1]	. 396.400		.413	.406
Net Realized and Unrealized Gain (Loss)
on Investments	. 282	(. 343)	. 070	. 660	(. 920)
Total from Investment Operations	.666	.053	.470	1.073	(.514)
Distributions
Dividends from Net Investment Income	(. 384)	(. 392)	(. 400)	(. 413)	(. 406)
Distributions from Realized Capital Gains	(.062)	(.011)	—	—	—
Total Distributions	(. 446)	(. 403)	(. 400)	(. 413)	(. 406)
Net Asset Value, End of Period	$11.71	$11.49	$11.84	$11.77	$11.11
Total Return[2]	5.87%	0.34%	4.06%	9.80%	-4.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,929	$3,527	$3,547	$3,187	$2,697
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.28%	3.34%	3.65%	3.55%
Portfolio Turnover Rate	16%	18%	17%	27%	23%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2017, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $266,000, representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New York Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,381,118	—
Futures Contracts—Assets[1]	203	—	—
Futures Contracts—Liabilities[1]	(448)	—	—
Total	(245)	4,381,118	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at November 30, 2017, the fund had short-term and long-term capital gains of $140,000 and $20,965,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At November 30, 2017, the cost of investment securities for tax purposes was $4,217,463,000. Net unrealized appreciation of investment securities for tax purposes was $163,655,000, consisting of unrealized gains of $174,935,000 on securities that had risen in value since their purchase and $11,280,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2017, the fund purchased $975,603,000 of investment securities and sold $663,926,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $178,500,000 and $246,251,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

New York Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:
			Year Ended November 30,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	142,825	12,208	181,747	15,060
Issued in Lieu of Cash Distributions	14,329	1,226	12,823	1,064
Redeemed	(162,245)	(13,868)	(141,697)	(11,770)
Net Increase (Decrease)—Investor Shares	(5,091)	(434)	52,873	4,354
Admiral Shares
Issued	778,945	66,603	696,797	57,767
Issued in Lieu of Cash Distributions	102,548	8,774	84,193	6,989
Redeemed	(547,741)	(46,991)	(690,704)	(57,342)
Net Increase (Decrease) —Admiral Shares	333,752	28,386	90,286	7,414

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) as of November 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of November 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 16, 2018

Special 2017 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2017, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $19,241,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2017	11/30/2017	Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,003.69	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,005.48	$0.96
Admiral Shares	1,000.00	1,005.98	0.45
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.06	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.12	$0.96
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.19% for
Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays
NY Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New York Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New York Long-Term Tax-Exempt Fund. The Index is licensed for use by The
Vanguard Group, Inc. (Vanguard) as the sponsor of the New York Long-Term Tax-Exempt Fund. Bloomberg and Barclays’
only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New York Long-Term Tax-Exempt Fund
or the owners of the New York Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the
New York Long-Term Tax-Exempt Fund. Investors acquire the New York Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New York Long-Term Tax-Exempt Fund. The New York Long-Term Tax-Exempt
Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New York Long-Term Tax-
Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New York
Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New York Long-Term Tax-Exempt
Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the
New York Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New York Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New York Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New York Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD
PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY
DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER
BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS
INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED
WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR
A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED
THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR
TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG
NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED
PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR
BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT
OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH,
RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH
RESPECT TO THE NEW YORK LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays
Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2017 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2017, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012018

Item 2 : Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3 : Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4 : Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2017: $66,000
Fiscal Year Ended November 30, 2016: $66,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2017: $8,424,459
Fiscal Year Ended November 30, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees. Fiscal Year Ended November 30, 2017: $3,194,093 Fiscal Year Ended November 30, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees. Fiscal Year Ended November 30, 2017: $274,313 Fiscal Year Ended November 30, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees. Fiscal Year Ended November 30, 2017: $0 Fiscal Year Ended November 30, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant s independence.

The Registrant s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees. Fiscal Year Ended November 30, 2017: $274,313 Fiscal Year Ended November 30, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant s independence.

Item 5 : Audit Committee of Listed Registrants.

Not Applicable.

Item 6 : Investments.

Not Applicable.

Item 7 : Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8 : Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9 : Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10 : Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11 : Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	January 22, 2018

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	January 22, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.

0448435, v0.63